Supplemental information on oil and gas activities (Narrative) (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) MMBbls Bcf	Dec. 31, 2018 USD ($) MMBbls Bcf	Dec. 31, 2017 USD ($) MMBbls Bcf
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Impairment loss | $	$ 7,559,000		$ 0
Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Developed And Undeveloped Reserves From Existing Wells Revisions	12.3
Proved developed and undeveloped reserves, revisions	19.7		4.3
Naturals gas [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved developed and undeveloped reserves, revisions | Bcf	0.5	0.1	(13.7)
Proved Developed And Undeveloped Reserves Due To Lower Performance Than Expected Decrease | Bcf		0.7
Chile [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Impairment loss | $		$ 6,549,000
Proved Developed And Undeveloped Reserves Increase			0.4
Chile [Member] | Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Developed And Undeveloped Reserves From Existing Wells Revisions	0.3
Proved developed and undeveloped reserves, revisions		0.3
Proved Developed And Undeveloped Reserves from Change in Development Plan Revisions			(2.4)
Chile [Member] | Naturals gas [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Developed And Undeveloped Reserves Due to Better Performance Revisions | Bcf	2.2
Proved Developed And Undeveloped Reserves Due To Lower Performance Than Expected Decrease | Bcf	(2.4)
Brazil [Member] | Naturals gas [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Developed And Undeveloped Reserves Due to Better Performance Revisions | Bcf	1.8
Colombia [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reversal of impairment loss | $		$ 11,531,000
Colombia [Member] | Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Developed And Undeveloped Reserves From Existing Wells Revisions	6.3	15.4
Proved developed and undeveloped reserves, revisions		0.7
Proved Developed And Undeveloped Reserves from Change in Development Plan Revisions	(0.3)
Proved Developed And Undeveloped Reserves Increase			2.5
Colombia [Member] | Naturals gas [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Developed And Undeveloped Reserves Due to Better Performance Revisions | Bcf	0.6
Peru [Member] | Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved developed and undeveloped reserves, revisions		1.0
Proved Developed And Undeveloped Reserves from Change in Development Plan Revisions		1.3
Argentina [Member] | Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Developed And Undeveloped Reserves From Existing Wells Revisions	0.4
Proved Developed And Undeveloped Reserves from Change in Development Plan Revisions	(0.3)
Argentina [Member] | Naturals gas [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Developed And Undeveloped Reserves Due to Better Performance Revisions | Bcf	0.1
Proved Developed And Undeveloped Reserves Due To Lower Performance Than Expected Decrease | Bcf	(1.3)
Proved Developed And Undeveloped Reserves Due To Lower Average Prices | Bcf	0.5
Colombia and Chile [Member] | Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved developed and undeveloped reserves, revisions		9.0
Fell Block [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportional interest of net proved developed reserve	100.00%	100.00%	98.00%
Reserves Proportional Interest Of Net Proved Undeveloped Reserve	100.00%	100.00%	97.00%
Fell Block [Member] | Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Developed And Undeveloped Reserves from Impact of Higher Average Prices Revisions		(0.8)
Fell Block [Member] | Naturals gas [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Developed And Undeveloped Reserves from Impact of Higher Average Prices Revisions | Bcf			0.8
Flamenco Block [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportional interest of net proved developed reserve			2.00%
Reserves Proportional Interest Of Net Proved Undeveloped Reserve			3.00%
Cuerva Block [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportional interest of net proved developed reserve		1.50%	1.00%
Reserves Proportional Interest Of Net Proved Undeveloped Reserve		2.00%	2.00%
Llanos 32 [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportional interest of net proved developed reserve	7.00%	1.00%
Reserves Proportional Interest Of Net Proved Undeveloped Reserve	4.00%
Llanos 34 Blocks [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportional interest of net proved developed reserve	93.00%	96.00%	98.00%
Reserves Proportional Interest Of Net Proved Undeveloped Reserve	96.00%	97.00%	97.00%
Llanos 34 Blocks [Member] | Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Developed And Undeveloped Reserves from Change in Development Plan Revisions		(6.3)
Llanos 34 Blocks [Member] | Colombia [Member] | Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Developed And Undeveloped Reserves From Existing Wells Revisions			3.8
Morona Block [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportional interest of net proved developed reserve	100.00%
Morona Block [Member] | Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved developed and undeveloped reserves, revisions	0.7
BCAM-40 Block [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportional interest of net proved developed reserve	100.00%
Fell Block in Chile [Member] | Naturals gas [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Developed And Undeveloped Reserves from Change in Development Plan Revisions | Bcf			(21.3)
Proved Developed And Undeveloped Reserves Due to Better Performance Revisions | Bcf			6.8
Fell Block in Chile [Member] | Oil and gas properties [Member] | Naturals gas [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Developed And Undeveloped Reserves from Change in Development Plan Revisions | Bcf		(2)
Proved Developed And Undeveloped Reserves from Impact of Higher Average Prices Revisions | Bcf		2.5
Yamu Block [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportional interest of net proved developed reserve		1.50%	1.00%
Reserves Proportional Interest Of Net Proved Undeveloped Reserve		1.00%	1.00%
Aguada Baguales Block [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportional interest of net proved developed reserve	17.00%	48.00%
Reserves Proportional Interest Of Net Proved Undeveloped Reserve	100.00%	75.00%
Puesto Touquet Block [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportional interest of net proved developed reserve	64.00%	33.00%
El Porvenir Block [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportional interest of net proved developed reserve	19.00%	19.00%
Reserves Proportional Interest Of Net Proved Undeveloped Reserve		25.00%
Kiuaku Loij and Konawentru Field [Member] | Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Developed And Undeveloped Reserves From Existing Wells Revisions	0.2
Argentina Challaco [Member] | Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Developed And Undeveloped Reserves from Change in Development Plan Revisions	(0.04)